Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Cornerstone Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class A
Trading Symbol	NSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 47	0.90% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the
Fund’s
prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the
Fund’s
prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class C
Trading Symbol	NSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 85	1.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the
Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the
Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional Class
Trading Symbol	NSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Equity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 31	0.59% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to
Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Equity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 28	0.54% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you
may review
the
Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you
may review
the
Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Equity Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Equity Fund
Class Name	Class S
Trading Symbol	NSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 34	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 1,648,696,206
Holdings Count | Holding	53
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,648,696,206
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	8.2%
NVIDIA Corp.	8.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class C	4.8%
Meta Platforms, Inc., Class A	4.0%
JPMorgan Chase & Co.	3.2%
MasterCard, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Goldman Sachs Group, Inc. (The)	2.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to
Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the name of the Fund was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Annualized.